WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 53.2%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	8.445%	9/15/34	$2,500,000	$2,274,742	(b)(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	5.643%	7/20/46	69,235	55,430	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. Term SOFR + 0.989%)	6.315%	10/15/38	670,000	652,419	(b)(c)
AREIT Trust, 2021-CRE5 A (1 mo. Term SOFR + 1.194%)	6.521%	11/17/38	710,857	705,989	(b)(c)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.630%	8/10/45	1,826,913	328,844	(b)(c)
BANK, 2021-BN32 XA, IO	0.772%	4/15/54	6,068,570	228,945	(c)
Benchmark Mortgage Trust, 2019-B13 XA, IO	1.115%	8/15/57	9,987,994	408,361	(c)
Benchmark Mortgage Trust, 2020-IG3 C	3.291%	9/15/48	2,000,000	1,028,563	(b)(c)
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.089%	4/15/54	16,743,987	924,507	(c)
BHMS Mortgage Trust, 2018-ATLS C (1 mo. Term SOFR + 2.197%)	7.522%	7/15/35	2,250,000	2,203,780	(b)(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	12.259%	7/15/25	1,070,000	1,034,522	(b)(c)
BPR Trust, 2021-TY C (1 mo. Term SOFR + 1.814%)	7.140%	9/15/38	1,060,000	1,048,343	(b)(c)
BX Commercial Mortgage Trust, 2019-IMC G (1 mo. Term SOFR + 3.646%)	8.971%	4/15/34	1,500,000	1,493,953	(b)(c)
BX Trust, 2021-ARIA G (1 mo. Term SOFR + 3.257%)	8.582%	10/15/36	1,070,000	1,039,204	(b)(c)
BXHPP Trust, 2021-FILM C (1 mo. Term SOFR + 1.214%)	6.539%	8/15/36	2,540,000	2,379,858	(b)(c)
CAFL Issuer LLC, 2023-RTL1 A2	9.300%	12/28/30	1,140,000	1,146,163	(b)
CIM Trust, 2021-INV1 AXS, IO	0.190%	7/1/51	82,393,963	803,415	(b)(c)
Citigroup Commercial Mortgage Trust, 2015- GC29 D	3.110%	4/10/48	2,000,000	1,707,933	(b)
Credit Suisse First Boston Mortgage Securities Corp., 2002-10 2A1	7.500%	5/25/32	118,418	120,340
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.350%	8/15/48	1,100,000	934,925	(c)
CSMC Trust, 2014-USA C	4.336%	9/15/37	2,500,000	1,825,931	(b)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,472,000	1,259,639	(b)(c)
CSMC Trust, 2017-RPL1 B1	2.969%	7/25/57	4,076,582	2,725,857	(b)(c)
CSMC Trust, 2017-RPL1 B2	2.969%	7/25/57	4,676,961	2,775,852	(b)(c)
CSMC Trust, 2017-RPL1 B3	2.969%	7/25/57	3,976,476	1,754,389	(b)(c)
CSMC Trust, 2017-RPL1 B4	2.969%	7/25/57	3,983,994	759,875	(b)(c)
CSMC Trust, 2017-RPL3 B3	4.536%	8/1/57	2,684,390	2,559,499	(b)(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	1

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
CSMC Trust, 2022-NWPT A (1 mo. Term SOFR + 3.143%)	8.468%	9/9/24	$1,750,000	$1,758,813	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	2,300,000	120,161	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.695%	4/25/30	1,190,679	92,900	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K115 X1, IO	1.323%	6/25/30	1,291,321	84,204	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.422%	7/25/30	1,090,015	74,886	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K132 X1, IO	0.508%	8/25/31	9,995,237	304,900	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K141 X1, IO	0.305%	2/25/32	34,190,103	719,606	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.296%	3/25/32	17,084,961	347,703	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.342%	4/25/55	66,380,646	1,585,276	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K148 X1, IO	0.250%	7/25/32	21,178,842	422,829	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.265%	4/25/33	21,080,898	478,616	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.775%	3/25/28	6,164,102	121,417	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1510 X1, IO	0.482%	1/25/34	39,856,785	1,319,818	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1516 X1, IO	1.510%	5/25/35	4,333,668	514,435	(c)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.471%	2/25/36	$14,931,783	$566,424	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-162 X1, IO	0.370%	12/25/33	25,698,709	822,506	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	14,681,016	463,218	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	313,286	322,398
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2525 AM	4.500%	4/15/32	40,384	39,734
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3027 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.717%	5/15/29	13,854	454	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3265 SB, IO (-1.000 x 30 Day Average SOFR + 6.026%)	0.707%	1/15/37	25,750	1,558	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3397 GS, IO (-1.000 x 30 Day Average SOFR + 6.886%)	1.567%	12/15/37	228,281	20,166	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.517%	10/15/41	201,554	18,025	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3966 SA, IO (-1.000 x 30 Day Average SOFR + 5.786%)	0.467%	12/15/41	1,365,719	115,376	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4048 IK, IO	3.000%	5/15/27	84,522	2,468
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4077 TO, PO	0.000%	5/15/41	1,017,210	820,800
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4085 IO, IO	3.000%	6/15/27	270,262	6,936
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4114 LI, IO	3.500%	10/15/32	1,391,277	125,987
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4134 IM, IO, PAC	3.500%	11/15/42	2,505,766	397,500
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4144 GI, IO, PAC-1	3.000%	12/15/32	945,641	61,396

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	3

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4147 IN, IO	3.500%	12/15/32	$1,443,960	$123,785
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4170 PI, IO, PAC-1	3.000%	1/15/33	1,103,196	58,743
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.817%	9/15/42	483,576	39,296	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4210 Z	3.000%	5/15/43	3,392,825	2,696,699
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4377 UZ	3.000%	8/15/44	2,618,038	2,092,825
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4403 IG, IO	3.500%	7/15/32	153,715	3,641
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4715 JS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.717%	8/15/47	1,095,069	117,866	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4759 MI, IO, PAC	4.000%	9/15/45	340,630	18,724
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4808 SB, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.767%	7/15/48	1,131,081	141,291	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	292,039	252,088
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4856 IO, IO	5.000%	1/15/49	1,366,542	243,150
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4882 S, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	0.617%	5/15/49	1,474,208	158,773	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4921 SN, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.615%	10/25/49	2,887,331	309,678	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4931 DZ, PAC	2.500%	11/25/49	3,373,294	2,386,770
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4962 SP, IO, PAC (-1.000 x 30 Day Average SOFR + 5.936%)	0.615%	3/25/50	1,500,757	160,543	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4988 AZ	2.000%	7/25/50	3,664,577	2,183,369
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 IQ, IO, PAC	2.500%	7/25/50	2,223,457	326,897

See Notes to Schedule of Investments.

4	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4995 QI, IO, PAC	2.500%	7/25/50	$11,444,264	$1,779,240
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 IB, IO	2.500%	7/25/50	5,715,178	711,615
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5000 UI, IO	2.500%	7/25/50	4,906,724	789,380
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	135,784	18,265
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5058 IL, IO	2.500%	1/25/51	2,095,975	360,160
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	1,053,393	162,848
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5070 NI, IO	2.000%	2/25/51	4,530,205	609,760
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5078 EI, IO	1.500%	1/25/51	5,211,001	543,362
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 IK, IO	2.500%	3/25/51	17,099,307	2,748,024
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 IU, IO	2.500%	2/25/51	7,821,277	882,911
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5113 NI, IO, PAC	2.500%	6/25/51	2,370,685	302,552
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5134 KI, IO	2.500%	7/25/48	7,727,524	1,015,701
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5135 DI, IO	2.500%	5/25/48	7,348,286	990,613
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5149 NI, IO, PAC	2.500%	1/25/51	961,171	137,341
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5160 IU, IO	2.500%	11/25/50	5,171,021	661,441
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5169 PW, PAC	2.000%	9/25/51	4,700,000	3,147,901
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5178 CY	2.000%	1/25/42	4,400,000	2,956,408
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5180 IP, IO	3.000%	1/25/52	3,283,346	655,198
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	994,148	897,001
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 NI, IO	3.000%	8/25/46	1,759,042	233,967

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	5

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5209 EQ	3.000%	4/25/52	$2,800,000	$2,085,917
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	1,746,510	283,047
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5389 IC, IO	4.500%	11/25/51	496,697	112,105
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2019-HQA4 B2 (30 Day Average SOFR + 6.714%)	12.035%	11/25/49	1,240,000	1,367,086	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	4,392,736	477,848	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.923%	9/25/55	7,603,046	880,604	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	48,742,958	197,165	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 312 S1, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.517%	9/15/43	1,024,593	110,679	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 317 PO, PO	0.000%	11/15/43	2,425,152	1,753,267
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	223,444	14,167	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Securitized Participation Interests Trust, 2017-SPI1 B	4.115%	9/25/47	1,813,836	1,270,008	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (30 Day Average SOFR + 10.614%)	15.935%	10/25/28	2,369,243	2,677,146	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (30 Day Average SOFR + 10.114%)	15.435%	7/25/29	2,498,630	2,857,868	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.185%	5/25/43	4,888,295	5,906,848	(b)(c)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (30 Day Average SOFR + 10.364%)	15.685%	1/25/29	$4,593,822	$5,222,099	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	14.685%	4/25/29	3,742,354	4,214,904	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2024-R01 1B2 (30 Day Average SOFR + 4.000%)	9.320%	1/25/44	1,000,000	1,019,722	(b)(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M11 X1, IO	0.936%	6/25/29	14,580,097	583,660	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M11 IO, IO	1.767%	1/25/29	5,988,814	390,393	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M16 X1, IO	0.462%	4/25/32	40,477,936	1,000,040	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M24 X1, IO	1.594%	1/25/37	5,353,295	474,570	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M31 X2, IO	1.231%	12/25/32	18,599,373	1,043,668	(c)
Federal National Mortgage Association (FNMA) REMIC, 2003-22 IO, IO	6.000%	4/25/33	41,167	5,985
Federal National Mortgage Association (FNMA) REMIC, 2009-6 KZ	5.000%	2/25/49	208,906	206,941
Federal National Mortgage Association (FNMA) REMIC, 2009-59 LB	4.718%	8/25/39	228,738	227,811	(c)
Federal National Mortgage Association (FNMA) REMIC, 2009-74 TX, PAC	5.000%	9/25/39	579,485	580,560
Federal National Mortgage Association (FNMA) REMIC, 2010-2 AI, IO	5.500%	2/25/40	219,820	34,385
Federal National Mortgage Association (FNMA) REMIC, 2010-84 SK, IO (-1.000 x 30 Day Average SOFR + 6.446%)	1.125%	8/25/40	486,953	35,526	(c)
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	128,885	131,472
Federal National Mortgage Association (FNMA) REMIC, 2011-144 PT	12.162%	1/25/38	210,532	248,161	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-14 SL, IO (-1.000 x 30 Day Average SOFR + 6.436%)	1.115%	12/25/40	551,794	5,896	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	32,444	33,003

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	7

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	$145,911	$156,765
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.165%	7/25/42	895,667	99,433	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-123 BI, IO	3.500%	11/25/32	697,752	65,615
Federal National Mortgage Association (FNMA) REMIC, 2012-135 AI, IO	3.000%	12/25/27	443,545	15,027
Federal National Mortgage Association (FNMA) REMIC, 2012-149 AI, IO	3.000%	1/25/28	924,746	27,772
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	140,895	147,741
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	1,132,345	1,148,931
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	597,937	26,737	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 IA, IO	0.129%	8/25/44	1,076,114	43,552	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-49 KS, IO	0.009%	8/25/44	879,311	35,750	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	218,113	190,919
Federal National Mortgage Association (FNMA) REMIC, 2016-48 IA, IO	4.500%	6/25/38	4,853,461	666,060
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	1,384,964	1,262,970
Federal National Mortgage Association (FNMA) REMIC, 2018-3 IO, IO	4.000%	2/25/48	3,983,030	780,332
Federal National Mortgage Association (FNMA) REMIC, 2019-25 PI, IO	5.000%	5/25/48	990,429	196,267
Federal National Mortgage Association (FNMA) REMIC, 2019-33 ZJ	2.750%	7/25/49	2,360,320	1,626,774
Federal National Mortgage Association (FNMA) REMIC, 2019-38 SH, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.614%	7/25/49	3,504,198	326,682	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-44 SM, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.615%	8/25/49	1,812,487	246,912	(c)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2019-45 BS, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.615%	8/25/49	$1,901,626	$205,670	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-57 NS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.565%	10/25/49	1,162,633	125,439	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-58 HS, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.565%	10/25/49	1,727,650	184,234	(c)
Federal National Mortgage Association (FNMA) REMIC, 2019-59 SH, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.565%	10/25/49	3,580,761	374,321	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-61 NI, IO	3.500%	9/25/50	624,650	105,421
Federal National Mortgage Association (FNMA) REMIC, 2020-63 KI, IO	2.500%	9/25/50	1,832,068	136,450
Federal National Mortgage Association (FNMA) REMIC, 2020-26 SA, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.515%	5/25/50	1,506,101	161,517	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	1,185,599	707,831
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	1,640,477	190,784
Federal National Mortgage Association (FNMA) REMIC, 2020-67 IH, IO	2.000%	9/25/50	2,331,258	307,658
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	146,473	23,878
Federal National Mortgage Association (FNMA) REMIC, 2020-88 GI, IO	2.500%	12/25/50	1,894,462	289,666
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	1,015,464	154,674
Federal National Mortgage Association (FNMA) REMIC, 2020-93 LI, IO, PAC	2.500%	1/25/51	5,382,785	736,998
Federal National Mortgage Association (FNMA) REMIC, 2021-3 NI, IO	2.500%	2/25/51	718,633	105,880
Federal National Mortgage Association (FNMA) REMIC, 2021-33 AI, IO	2.500%	5/25/47	927,838	121,239
Federal National Mortgage Association (FNMA) REMIC, 2021-42 NI, IO	2.500%	11/25/48	8,155,366	1,104,856
Federal National Mortgage Association (FNMA) REMIC, 2021-46 BI, IO	2.500%	12/25/48	5,378,724	721,932

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	9

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2021-49 GI, IO	2.500%	10/25/48	$3,530,976	$472,557
Federal National Mortgage Association (FNMA) REMIC, 2021-54 KI, IO	2.500%	5/25/49	794,329	102,415
Federal National Mortgage Association (FNMA) REMIC, 2021-59 TI, IO	2.500%	9/25/51	5,398,501	820,257
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	946,882	130,526
Federal National Mortgage Association (FNMA) REMIC, 2021-63 QI, IO, PAC	2.500%	6/25/51	842,176	105,706
Federal National Mortgage Association (FNMA) REMIC, 2021-74 IO, IO	2.500%	10/25/51	11,898,438	1,964,562
Federal National Mortgage Association (FNMA) REMIC, 2021-85 IN, IO	2.500%	2/25/50	4,002,353	610,337
Federal National Mortgage Association (FNMA) REMIC, 2021-91 IG, IO	2.500%	1/25/52	2,017,143	295,866
Federal National Mortgage Association (FNMA) REMIC, 2022-29 KZ	1.500%	6/25/42	6,783,902	4,700,480
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	856,079	806,727
Federal National Mortgage Association (FNMA) STRIPS, 435 C28, IO	3.500%	9/25/52	1,722,246	315,151
Federal National Mortgage Association (FNMA) STRIPS, 362 6, IO	5.000%	8/25/35	485,063	68,674
Federal National Mortgage Association (FNMA) STRIPS, 364 13, IO	6.000%	9/25/35	37,861	5,455
Federal National Mortgage Association (FNMA) STRIPS, 383 18, IO	5.500%	1/25/38	49,061	8,524
Federal National Mortgage Association (FNMA) STRIPS, 383 20, IO	5.500%	7/25/37	36,604	6,026
Federal National Mortgage Association (FNMA) STRIPS, 406 2, IO	4.000%	2/25/41	1,322,719	219,810
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	26,894	5,649
Federal National Mortgage Association (FNMA) STRIPS, 407 42, IO	6.000%	1/25/38	19,862	3,256
Federal National Mortgage Association (FNMA) STRIPS, 407 C10, IO	5.000%	1/25/38	232,143	37,293
Federal National Mortgage Association (FNMA) STRIPS, 417 C5, IO	3.500%	2/25/43	2,537,949	438,849

See Notes to Schedule of Investments.

10	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 418 C15, IO	3.500%	8/25/43	$5,951,789	$1,014,138
Government National Mortgage Association (GNMA), 2004-59 FP (1 mo. Term SOFR + 0.414%)	5.741%	8/16/34	318,689	318,094	(c)
Government National Mortgage Association (GNMA), 2004-81 SK, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.759%	10/16/34	312,805	11,527	(c)
Government National Mortgage Association (GNMA), 2007-17 IB, IO (-1.000 x 1 mo. Term SOFR + 6.136%)	0.807%	4/20/37	1,977,187	66,827	(c)
Government National Mortgage Association (GNMA), 2007-45 QB, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.486%)	1.157%	7/20/37	324,299	22,271	(c)
Government National Mortgage Association (GNMA), 2009-H01 FA (1 mo. Term SOFR + 1.264%)	6.593%	11/20/59	110,236	110,418	(c)
Government National Mortgage Association (GNMA), 2010-4 SI, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.659%	11/16/34	649,472	12,290	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. Term SOFR + 6.366%)	1.037%	4/20/40	3,789	410	(c)
Government National Mortgage Association (GNMA), 2010-59 SM, IO (-1.000 x 1 mo. Term SOFR + 5.886%)	0.559%	5/16/40	236,760	11,338	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.207%	1/20/40	582	2	(c)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	6.119%	2/20/60	559,551	557,739	(c)
Government National Mortgage Association (GNMA), 2011-40 EI, IO	4.000%	12/16/25	10,269	40
Government National Mortgage Association (GNMA), 2011-79 KS, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.000%	5/20/41	941,578	72,383	(c)
Government National Mortgage Association (GNMA), 2011-113 PQ	5.000%	6/20/39	703,507	703,106
Government National Mortgage Association (GNMA), 2011-142 IO, IO	0.000%	9/16/46	2,483,906	25	(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	11

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2011-146 KS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.659%	11/16/41	$726,503	$73,964	(c)
Government National Mortgage Association (GNMA), 2012-13 SK, IO (-1.000 x 1 mo. Term SOFR + 6.536%)	1.207%	2/20/41	213,945	14,464	(c)
Government National Mortgage Association (GNMA), 2012-70 IO, IO	0.094%	8/16/52	706,028	306	(c)
Government National Mortgage Association (GNMA), 2013-90 PI, IO, PAC-1	3.500%	10/20/41	1,730,453	91,574
Government National Mortgage Association (GNMA), 2013-142 IO, IO	0.997%	9/16/51	2,001,707	36,704	(c)
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.010%	2/16/46	2,047,051	43,545	(c)
Government National Mortgage Association (GNMA), 2014-2 CI, IO	4.500%	1/20/44	803,828	165,735
Government National Mortgage Association (GNMA), 2014-16 IO, IO	0.421%	6/16/55	2,815,845	35,953	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.627%	9/16/55	1,014,459	25,341	(c)
Government National Mortgage Association (GNMA), 2014-60 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.659%	4/16/44	2,220,367	210,567	(c)
Government National Mortgage Association (GNMA), 2014-91 SB, IO (-1.000 x 1 mo. Term SOFR + 5.486%)	0.159%	6/16/44	873,962	71,449	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.757%	8/20/44	481,720	55,156	(c)
Government National Mortgage Association (GNMA), 2015-20 PI, IO	3.500%	2/20/45	651,030	105,243
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,882,012	356,332
Government National Mortgage Association (GNMA), 2016-51 NS, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.607%	4/20/46	1,542,520	168,058	(c)
Government National Mortgage Association (GNMA), 2016-87 IO, IO	0.637%	8/16/58	2,722,558	68,489	(c)
Government National Mortgage Association (GNMA), 2016-156 PB	2.000%	11/20/46	5,417,124	3,786,383

See Notes to Schedule of Investments.

12	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2017-19 SE, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.709%	2/16/47	$2,193,525	$211,174	(c)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.632%	10/16/58	7,981,319	283,674	(c)
Government National Mortgage Association (GNMA), 2017-26 IQ, IO	5.000%	2/20/40	3,298,383	644,421
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.584%	7/16/58	489,328	13,743	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.619%	3/16/60	1,407,418	51,406	(c)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	902,693	848,823
Government National Mortgage Association (GNMA), 2018-125 HS, IO (-1.000 x 1 mo. Term SOFR + 6.136%)	0.807%	9/20/48	1,370,433	130,037	(c)
Government National Mortgage Association (GNMA), 2018-134 SM, IO (-1.000 x 1 mo. Term SOFR + 6.086%)	0.757%	10/20/48	2,061,160	184,443	(c)
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	614,786	558,097
Government National Mortgage Association (GNMA), 2019-85 LS, IO (-1.000 x 1 mo. Term SOFR + 3.176%)	0.000%	7/20/49	14,740,178	273,931	(c)
Government National Mortgage Association (GNMA), 2020-38 IO, IO	0.819%	4/16/62	6,575,888	386,245	(c)
Government National Mortgage Association (GNMA), 2020-89 IA, IO	1.165%	4/16/62	12,053,490	979,227	(c)
Government National Mortgage Association (GNMA), 2020-33 SD, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.707%	7/20/47	848,491	99,203	(c)
Government National Mortgage Association (GNMA), 2020-36 GS, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.657%	3/20/50	5,402,890	635,278	(c)
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	477,319	86,511
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	202,848	36,864
Government National Mortgage Association (GNMA), 2020-61 CI, IO, PAC	4.000%	3/20/50	1,138,317	216,797

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	13

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2020-85 CI, IO, PAC	3.500%	4/20/50	$1,228,333	$213,412
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.838%	5/16/60	4,650,968	265,313	(c)
Government National Mortgage Association (GNMA), 2020-116 GI, IO	2.500%	8/20/50	6,188,632	825,353
Government National Mortgage Association (GNMA), 2020-122 IM, IO	2.500%	8/20/50	2,244,373	300,783
Government National Mortgage Association (GNMA), 2020-123 EI, IO	2.500%	8/20/50	4,340,478	596,372
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	147,915	19,840
Government National Mortgage Association (GNMA), 2020-160 QI, IO	2.500%	10/20/50	4,805,080	833,524
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	221,610	31,834
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	597,443	80,342
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	1,134,009	126,295
Government National Mortgage Association (GNMA), 2020-191 IX, IO	2.500%	12/20/50	3,868,085	674,838
Government National Mortgage Association (GNMA), 2020-H02 FG (1 mo. Term SOFR + 0.714%)	6.044%	1/20/70	932,704	933,197	(c)
Government National Mortgage Association (GNMA), 2020-H08 BI, IO	0.026%	4/1/70	7,103,834	226,605	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.944%	7/20/70	48,813	47,866	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.894%	7/20/70	493,456	482,329	(c)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	719,793	717,272
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	1,146,715	856,199
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	2,932,003	2,210,095
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	1,082,349	1,065,929

See Notes to Schedule of Investments.

14	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Government National Mortgage Association (GNMA), 2021-125 IM, IO	3.000%	7/20/51	$7,663,853	$1,320,779
Government National Mortgage Association (GNMA), 2021-216 NI, IO, PAC-1	3.000%	12/20/51	4,164,441	777,755
Government National Mortgage Association (GNMA), 2021-7 TI, IO	2.500%	1/16/51	4,624,616	801,159
Government National Mortgage Association (GNMA), 2021-15 TQ, IO (-1.000 x 1 mo. Term SOFR + 6.186%)	0.857%	12/20/50	21,137,795	1,340,570	(c)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	716,296	125,529
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	4,567,333	274,145	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.871%	10/16/62	4,513,370	277,260	(c)
Government National Mortgage Association (GNMA), 2021-156 IE, IO	2.500%	9/20/51	4,534,843	753,047
Government National Mortgage Association (GNMA), 2021-158 IN, IO	2.500%	9/20/51	7,627,359	1,070,031
Government National Mortgage Association (GNMA), 2021-158 XB, IO	2.500%	9/20/51	4,956,425	756,393
Government National Mortgage Association (GNMA), 2021-180 IO, IO	0.912%	11/16/63	2,311,926	159,459	(c)
Government National Mortgage Association (GNMA), 2022-5 LI, IO	3.500%	1/20/52	3,815,711	659,846
Government National Mortgage Association (GNMA), 2022-54 Z	2.000%	10/16/63	1,873,397	899,802	(c)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	1,200,000	1,075,048
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	6,500,000	4,579,390
Government National Mortgage Association (GNMA), 2022-158 AL	2.100%	8/16/64	5,922,272	4,281,840
Government National Mortgage Association (GNMA), 2022-86 C	2.250%	10/16/63	800,000	384,598	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	2,899,545	2,242,443
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,999,686	126,423	(c)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.611%	9/16/63	8,139,322	333,349	(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	15

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
GS Mortgage Securities Corp. II, 2018-SRP5 D (1 mo. Term SOFR + 6.547%)	11.873%	9/15/31	$4,450,678	$460,278	(b)(c)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.747%)	10.072%	11/15/32	1,070,000	1,052,720	(b)(c)
GS Mortgage Securities Corp. Trust, 2021-IP A (1 mo. Term SOFR + 1.064%)	6.390%	10/15/36	360,000	355,282	(b)(c)
GS Mortgage Securities Trust, 2019-GC39 XA, IO	1.138%	5/10/52	39,992,442	1,658,547	(c)
GS Mortgage Securities Trust, 2020-GC47 XA, IO	1.126%	5/12/53	16,922,423	914,379	(c)
GS Mortgage-Backed Securities Trust, 2022- NQM1 B4	4.098%	5/25/62	1,484,559	1,200,394	(b)(c)
GSMPS Mortgage Loan Trust, 2006-RP2 1AF1 (1 mo. Term SOFR + 0.514%)	5.844%	4/25/36	960,159	796,776	(b)(c)
Impac CMB Trust, 2004-10 3A1 (1 mo. Term SOFR + 0.814%)	6.144%	3/25/35	69,362	65,491	(c)
IMPAC CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.944%	5/25/37	182,319	170,167	(b)(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 B	3.985%	10/15/50	420,000	375,094
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	9.193%	5/15/28	2,873,012	2,501,819	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-COR5 XA, IO	1.465%	6/13/52	15,385,026	808,295	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.864%)	10.189%	12/15/36	2,018,000	169,291	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.364%)	12.689%	12/15/36	2,106,000	132,765	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.688%	1/16/37	2,530,000	1,352,270	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. Term SOFR + 3.504%)	8.830%	6/15/38	360,000	199,803	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-JP1 C	4.723%	1/15/49	130,000	116,482	(c)
JPMorgan Mortgage Trust, 2024-3 AX1, IO	0.345%	5/25/54	39,050,000	767,512	(b)(c)
La Hipotecaria El Salvadorian Mortgage Trust, 2019-1A AAA	4.250%	9/29/46	1,225,155	1,151,645	(b)(d)(e)

See Notes to Schedule of Investments.

16	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.654%	4/25/46	$231,263	$200,046	(c)
Med Trust, 2021-MDLN F (1 mo. Term SOFR + 4.114%)	9.439%	11/15/38	1,990,447	1,991,346	(b)(c)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. Term SOFR + 0.254%)	5.584%	6/25/36	29,407	5,931	(c)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	12.935%	3/25/50	4,500,000	4,474,403	(b)(c)
Multifamily Trust, 2016-1 B	7.813%	4/25/46	634,116	629,347	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/36	1,950,000	1,194,372	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/36	2,077,000	1,064,356	(b)(c)
New Residential Mortgage Loan Trust, 2014-1A A	3.750%	1/25/54	431,843	404,346	(b)(c)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. Term SOFR + 5.364%)	10.694%	5/25/55	1,157,000	1,158,817	(b)(c)
NovaStar Mortgage Funding Trust, 2006- MTA1 2A1A (1 mo. Term SOFR + 0.494%)	0.545%	9/25/46	52,778	47,475	(c)
NYMT Loan Trust Series, 2024-BPL1 A1	7.154%	2/25/29	1,000,000	991,794	(b)
OPG Trust, 2021-PORT A (1 mo. Term SOFR + 0.598%)	5.924%	10/15/36	454,264	448,605	(b)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.197%	5/30/25	932,466	933,858	(b)(c)
Redwood Funding Trust, 2019-1 PT	4.968%	9/27/24	6,275,102	6,383,117	(b)
Saluda Grade Alternative Mortgage Trust, 2024-RTL4 A2	7.500%	2/25/30	1,140,000	1,090,078	(b)
Starwood Retail Property Trust, 2014-STAR C	8.500%	11/15/27	2,324,000	241,115	(b)(c)
Starwood Retail Property Trust, 2014-STAR D	8.500%	11/15/27	650,000	26,000	(b)(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	5.804%	7/25/46	68,828	56,889	(c)
Structured Asset Securities Corp., 2005-RF3 1A (1 mo. Term SOFR + 0.464%)	5.794%	6/25/35	130,961	112,720	(b)(c)
Verus Securitization Trust, 2024-1 M1	6.668%	1/25/69	1,650,000	1,649,806	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	4.810%	6/25/33	16,063	15,859	(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	17

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - (continued)
Wells Fargo Commercial Mortgage Trust, 2019-C51 A4	3.311%	6/15/52	$1,370,000	$1,241,318
Wells Fargo Commercial Mortgage Trust, 2021-C59 XA, IO	1.517%	4/15/54	12,351,170	915,514	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $255,119,635)				222,345,103

MORTGAGE-BACKED SECURITIES - 51.5%
FHLMC - 10.4%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33-8/1/52	6,981,384	6,382,659
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	2/1/40-5/1/50	1,999,381	1,794,695
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-1/1/52	13,628,089	11,562,660
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-4/1/51	1,435,672	1,181,888
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	7/1/45-7/1/49	399,664	389,666
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.875%	11/1/47	340,177	329,976	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.096%	2/1/50	443,312	418,900	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.627%)	3.007%	11/1/48	1,613,628	1,520,895	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	12/1/33-3/1/47	5,760,385	5,507,176
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46	15,898,170	14,067,633
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	4/1/49	348,127	337,342

Total FHLMC				43,493,490

FNMA - 18.8%
Federal National Mortgage Association (FNMA)	7.500%	8/1/29- 4/1/32	73,391	73,452
Federal National Mortgage Association (FNMA)	8.500%	10/1/30	4,601	4,606
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-3/1/57	10,061,149	9,245,627

See Notes to Schedule of Investments.

18	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-1/1/52	$8,761,121	$7,929,018
Federal National Mortgage Association (FNMA)	2.500%	4/1/41-9/1/61	7,648,838	6,434,435
Federal National Mortgage Association (FNMA)	4.000%	5/1/42-8/1/50	5,792,181	5,490,421
Federal National Mortgage Association (FNMA)	5.000%	11/1/45-10/1/46	5,389,393	5,421,176
Federal National Mortgage Association (FNMA)	4.500%	6/1/48-1/1/59	10,854,418	10,559,450
Federal National Mortgage Association (FNMA)	2.000%	2/1/51-11/1/51	2,470,948	1,994,092
Federal National Mortgage Association (FNMA)	2.500%	4/1/54	200,000	165,339	(f)
Federal National Mortgage Association (FNMA)	5.000%	4/1/54	9,900,000	9,660,612	(f)
Federal National Mortgage Association (FNMA)	5.500%	4/1/54	13,000,000	12,937,503	(f)
Federal National Mortgage Association (FNMA)	6.000%	4/1/54	7,700,000	7,771,304	(f)
Federal National Mortgage Association (FNMA)	6.500%	4/1/54	800,000	817,420	(f)

Total FNMA				78,504,455

GNMA - 22.3%
Government National Mortgage Association (GNMA)	8.500%	6/15/25	1,095	1,096
Government National Mortgage Association (GNMA)	7.500%	4/15/29-9/15/31	45,300	45,392
Government National Mortgage Association (GNMA)	6.000%	11/15/32	168,721	173,472
Government National Mortgage Association (GNMA)	5.000%	4/15/40-5/15/40	332,978	334,031
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	551,043	494,880
Government National Mortgage Association (GNMA)	3.500%	6/15/48-6/15/50	2,040,867	1,901,544
Government National Mortgage Association (GNMA)	4.000%	3/15/50	63,186	59,565
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-3/20/52	4,806,171	4,420,446

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	19

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-3/20/52	$6,806,553	$6,017,433
Government National Mortgage Association (GNMA) II	4.000%	7/20/47-8/20/50	4,888,602	4,601,817
Government National Mortgage Association (GNMA) II	4.500%	8/20/47-7/20/50	3,156,699	3,056,510
Government National Mortgage Association (GNMA) II	5.000%	5/20/48-1/20/53	1,598,323	1,591,628
Government National Mortgage Association (GNMA) II	5.500%	12/20/48-6/20/49	4,490,133	4,560,405
Government National Mortgage Association (GNMA) II	2.500%	12/20/50-5/20/51	598,507	510,268
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	327,049	259,181
Government National Mortgage Association (GNMA) II	2.000%	4/20/54	14,200,000	11,635,840	(f)
Government National Mortgage Association (GNMA) II	2.500%	4/20/54	16,500,000	14,055,540	(f)
Government National Mortgage Association (GNMA) II	3.000%	4/20/54	600,000	529,205	(f)
Government National Mortgage Association (GNMA) II	4.000%	4/20/54	1,600,000	1,497,353	(f)
Government National Mortgage Association (GNMA) II	4.500%	4/20/54	7,100,000	6,822,994	(f)
Government National Mortgage Association (GNMA) II	5.000%	4/20/54	17,400,000	17,102,686	(f)
Government National Mortgage Association (GNMA) II	5.500%	4/20/54	7,500,000	7,494,128	(f)
Government National Mortgage Association (GNMA) II	6.000%	4/20/54	3,300,000	3,329,358	(f)
Government National Mortgage Association (GNMA) II	6.500%	4/20/54	1,200,000	1,220,195	(f)
Government National Mortgage Association (GNMA) II (1 mo. Refinitiv USD IBOR Consumer Cash Fallbacks + 1.778%)	7.228%	6/20/60	1,473,120	1,495,767	(c)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.113%)	5.989%	8/20/58	5,194	5,202	(c)

Total GNMA				93,215,936

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $228,752,677)				215,213,881

See Notes to Schedule of Investments.

20	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - 16.9%
AMMC CLO Ltd., 2024-30A D (3 mo. Term SOFR + 4.500%)	9.791%	1/15/37	$750,000	$749,751	(b)(c)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/5/49	298,980	287,931	(b)
Aqua Finance Trust, 2020-AA C	3.970%	7/17/46	3,200,000	2,844,384	(b)
Avis Budget Rental Car Funding AESOP LLC, 2023-8A C	7.340%	2/20/30	3,700,000	3,879,030	(b)
Bain Capital Credit CLO, 2019-2A DR (3 mo. Term SOFR + 3.412%)	8.728%	10/17/32	500,000	495,315	(b)(c)
CARS-DB7 LP, 2023-1A A1	5.750%	9/15/53	1,234,800	1,228,880	(b)
Castlelake Aircraft Structured Trust, 2021-1A A	3.474%	1/15/46	406,308	382,444	(b)
CIFC Funding Ltd., 2022-5A CR (3 mo. Term SOFR + 2.400%)	7.717%	1/16/37	250,000	251,408	(b)(c)
College Ave Student Loans LLC, 2021-C D	4.110%	7/26/55	1,500,000	1,327,066	(b)
Conseco Finance Corp., 1997-4 M1	7.220%	2/15/29	380,595	383,033	(c)
Countrywide Asset-Backed Certificates Trust, 2002-S3 M1	4.800%	5/25/32	286	1	(c)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. Term SOFR + 0.774%)	6.104%	7/25/36	54,954	53,880	(b)(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.479%	8/9/24	4,575,000	4,567,494	(b)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	2,758,794	2,751,771	(b)(c)
Dryden CLO Ltd., 2021-87A D (3 mo. Term SOFR + 3.212%)	8.531%	5/20/34	1,000,000	985,101	(b)(c)
GoodLeap Sustainable Home Solutions Trust, 2021-5CS C	3.500%	10/20/48	1,372,662	1,015,867	(b)
Helios Issuer LLC, 2023-GRID1 1A	5.750%	12/20/50	2,139,007	2,175,937	(b)
Hertz Vehicle Financing LLC, 2023-4A C	7.510%	3/25/30	1,750,000	1,842,857	(b)
HPS Loan Management Ltd., 10A-16 CR (3 mo. Term SOFR + 3.412%)	8.729%	4/20/34	500,000	491,265	(b)(c)
J.G. Wentworth LLC, 2018-1A B	4.700%	10/15/74	1,786,213	1,570,852	(b)
Lunar Structured Aircraft Portfolio Notes, 2021-1 B	3.432%	10/15/46	802,576	691,145	(b)
Madison Park Funding Ltd., 2018-32A BR (3 mo. Term SOFR + 1.662%)	6.979%	1/22/31	1,000,000	997,908	(b)(c)
Magnetite Ltd., 2015-14RA D (3 mo. Term SOFR + 3.112%)	8.410%	10/18/31	1,100,000	1,094,500	(b)(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	21

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Magnetite Ltd., 2020-26A BR (3 mo. Term SOFR + 1.862%)	7.186%	7/25/34	$1,100,000	$1,100,051	(b)(c)
Mercury Financial Credit Card Master Trust, 2023-1A A	8.040%	9/20/27	1,500,000	1,513,123	(b)
MetroNet Infrastructure Issuer LLC, 2024-1A A2	6.230%	4/20/54	1,200,000	1,204,022	(b)
Mosaic Solar Loan Trust, 2023-4A C	8.800%	5/20/53	2,160,000	2,145,136	(b)
Mosaic Solar Loans LLC, 2024-1A B	6.250%	9/20/49	1,288,293	1,276,916	(b)
Navient Private Education Refi Loan Trust, 2020-BA B	2.770%	1/15/69	5,000,000	3,987,763	(b)
Neuberger Berman CLO Ltd., 2017-16SA BR (3 mo. Term SOFR + 1.662%)	6.976%	4/15/34	750,000	746,493	(b)(c)
Neuberger Berman Loan Advisers CLO Ltd., 2019-31A DR (3 mo. Term SOFR + 3.512%)	8.829%	4/20/31	500,000	501,226	(b)(c)
Peace Park CLO Ltd., 2021-1A D (3 mo. Term SOFR + 3.212%)	8.529%	10/20/34	475,000	469,152	(b)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	1,270,664	1,227,975	(b)
Pear LLC, 2024-1 A	6.950%	2/15/36	1,094,415	1,097,190	(b)
Progress Residential Trust, 2024-SFR1 D	3.750%	2/17/41	1,000,000	902,883	(b)
Renew, 2023-1A A	5.900%	11/20/58	1,636,421	1,609,135	(b)
Renew, 2024-1A M	7.506%	11/20/59	1,391,190	1,383,504	(b)
SBA Small Business Investment Cos., 2023-10B 1	5.688%	9/10/33	2,011,676	2,062,472
SEB Funding LLC, 2024-1A A2	7.386%	4/30/54	1,870,000	1,896,151	(b)(g)
Sesac Finance LLC, 2024-1 A2	6.421%	1/25/54	1,400,000	1,408,612	(b)
Sierra Timeshare Receivables Funding LLC, 2024-1A D	8.020%	1/20/43	1,500,000	1,498,395	(b)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	22,179	1,608,698	(b)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	2,751	714,404	(b)
SMB Private Education Loan Trust, 2020-A B	3.000%	8/15/45	2,000,000	1,749,537	(b)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	4,040,189	3,440,611	(b)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	25,000	236,060	(b)
SoFi Professional Loan Program Trust, 2020-A BFX	3.120%	5/15/46	3,200,000	2,597,300	(b)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,526,498	1,385,616	(b)
Stratus Static CLO Ltd., 2022-3A CR (3 mo. Term SOFR + 2.400%)	7.718%	10/20/31	1,000,000	1,000,066	(b)(c)

See Notes to Schedule of Investments.

22	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.664%	2/25/36	$1,354,710	$28,528	(b)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	883,674	818,777	(b)
TICP CLO Ltd., 2017-7A DR (3 mo. Term SOFR + 3.462%)	8.776%	4/15/33	1,000,000	995,892	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $86,949,673)				70,673,508

			FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 0.4%
FINANCIALS - 0.4%
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Two Harbors Investment Corp., Senior Notes (Cost - $1,490,189)	6.250%	1/15/26	$1,600,000	1,520,000

			SHARES
PREFERRED STOCKS - 0.1%
FINANCIALS - 0.1%
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AGNC Investment Corp., Non Voting Shares (6.125% to 4/15/25 then 3 mo. USD LIBOR + 4.697%) (Cost - $346,832)	6.125%		14,659	336,571	(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $572,659,006)				510,089,063

SHORT-TERM INVESTMENTS - 0.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $784,109)	5.271%		784,109	784,109	(h)(i)

TOTAL INVESTMENTS - 122.3% (Cost - $573,443,115)				510,873,172
Liabilities in Excess of Other Assets - (22.3)%				(93,278,686)

TOTAL NET ASSETS - 100.0%				$417,594,486

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	23

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1). (e) Security is valued using significant unobservable inputs (Note 1).

(f)	This security is traded on a to-be-announced (“TBA”) basis. At March 31, 2024, the Fund held TBA securities with a total cost of $95,100,172.

(g)	Securities traded on a when-issued or delayed delivery basis. (h) Rate shown is one-day yield as of the end of the reporting period.

(i)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At March 31, 2024, the total market value of investments in Affiliated Companies was $784,109 and the cost was $784,109 (Note 2).

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
IBOR	— Interbank Offered Rate
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At March 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 2-Year Notes	195	6/24	$39,888,502	$39,874,453	$(14,049)
U.S. Treasury 5-Year Notes	215	6/24	23,055,956	23,008,360	(47,596)

See Notes to Schedule of Investments.

24	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

WESTERN ASSET MORTGAGE TOTAL RETURN FUND

Schedule of investments (unaudited) (cont’d)	March 31, 2024

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy (continued)
U.S. Treasury 10-Year Notes	150	6/24	$16,620,603	$16,619,532	$(1,071)
U.S. Treasury Long-Term Bonds	59	6/24	6,983,458	7,105,813	122,355

Net unrealized appreciation on open futures contracts					$59,639

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	25

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Total Return Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

26	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	27

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Collateralized Mortgage Obligations	—	$221,193,458	$1,151,645	$222,345,103
Mortgage-Backed Securities	—	215,213,881	—	215,213,881
Asset-Backed Securities	—	70,673,508	—	70,673,508
Convertible Bonds & Notes	—	1,520,000	—	1,520,000
Preferred Stocks	$336,571	—	—	336,571

Total Long-Term Investments	336,571	508,600,847	1,151,645	510,089,063

Short-Term Investments†	784,109	—	—	784,109

Total Investments	$1,120,680	$508,600,847	$1,151,645	$510,873,172

Other Financial Instruments:
Futures Contracts††	$122,355	—	—	$122,355

Total	$1,243,035	$508,600,847	$1,151,645	$510,995,527

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$62,716	—	—	$62,716

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

28	Western Asset Mortgage Total Return Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2024. The following transactions were effected in such company for the period ended March 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$22,254,328	22,254,328	$21,470,219	21,470,219	—	$7,865	—	$784,109

Western Asset Mortgage Total Return Fund 2024 Quarterly Report	29